Memorandum items - Additional Information (Details) £ in Millions, $ in Millions, $ in Millions	1 Months Ended										2 Months Ended	6 Months Ended	12 Months Ended					36 Months Ended	69 Months Ended
	Nov. 30, 2022 entity	Jul. 31, 2022 action	May 31, 2022 GBP (£)	Dec. 31, 2021 action item	Aug. 31, 2021 action	Dec. 31, 2020 GBP (£)	May 31, 2019 item	Jul. 31, 2017	Jan. 31, 2017 action	Dec. 31, 2015	Oct. 31, 2018 item	Dec. 31, 2019 item	Dec. 31, 2024 GBP (£) action item case	Dec. 31, 2024 USD ($) action item	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2018 GBP (£) company item	Dec. 31, 2011 USD ($)	Oct. 15, 2013 AUD ($)
Litigation, investigations and reviews
Fee income from trustee or other fiduciary activities which is not included in entity's financial statements | £													£ 302		£ 264	£ 266
provisions utilised | £													428
Litigation and other regulatory
Litigation, investigations and reviews
provisions utilised | £													£ 35
London Interbank Offered Rate (LIBOR) litigation
Litigation, investigations and reviews
Number of class action lawsuits | action													1	1
US investigations relating to fixed-income securities
Litigation, investigations and reviews
Period during which entity is suspected of fraudulent trading																	3 months
Number of wire fraud				1
Number of securities frauds				1
Number of traders conducted trading and breached the NPA																	2
FDIC | London Interbank Offered Rate (LIBOR) litigation
Litigation, investigations and reviews
Number of failed US banks								39
Number of banks for which claims have been dropped													20
Number of remaining claimant banks													19
Other IBOR cases
Litigation, investigations and reviews
Number of class action lawsuits | action									2
Number of class actions dismissed but appealed | case													2
Federal Court of Australia FX antitrust litigation
Litigation, investigations and reviews
Number of other parties subject to lawsuit or legal investigation							4
Federal Court of Australia FX antitrust litigation | Minimum
Litigation, investigations and reviews
Transaction value of investigated trades | $																			$ 0.5
UK Competition Appeal Tribunal, FX litigation
Litigation, investigations and reviews
Number of applications for opt-out collective proceedings												2
Tel Aviv District Court FX antitrust litigations
Litigation, investigations and reviews
Number of motions to certify FX-related class actions											2		1	1
Swaps antitrust litigation
Litigation, investigations and reviews
Number of swap execution facilities													3	3
Spoofing litigation
Litigation, investigations and reviews
Number of class action lawsuits | action		1		3
Madoff
Litigation, investigations and reviews
Number of class action lawsuits | action					1								2	2
Damages claimed | $														$ 298
1MDB litigation | Coutts & Co Ltd
Litigation, investigations and reviews
Number of other parties subject to lawsuit or legal investigation | entity	6
Contested amount received and paid out | $																		$ 1,000
Review and investigation of treatment of tracker mortgage customers in Ulster Bank Ireland DAC
Litigation, investigations and reviews
Number of FSPO adjudications challenged in court										3
Offshoring VAT assessments
Litigation, investigations and reviews
Claimed unpaid VAT after tax assessment | £																	£ 143
Number of branches subject to tax assessment | company																	2
Payments for tax assessments | £			£ 153			£ 153
Value added tax receivables | £													£ 153